UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: May 31

Date of reporting period: May 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Western Asset Intermediate Bond Fund
Class A [WATAX]	Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Western Asset Intermediate Bond Fund for the period June 1, 2025, to May 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$77	0.75%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, Class A shares of Western Asset Intermediate Bond Fund returned 4.01%. The Fund compares its performance to the Bloomberg Intermediate U.S. Government/Credit Index, which returned 4.13% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Investment-grade credit positioning
↑	Agency mortgage-backed security positioning
↑	Structured product positioning

Top detractors from performance:
↓	Duration positioning
↓	Yield curve positioning
Use of derivatives and the impact on performance:
The Fund primarily used a combination of U.S. Treasury and SOFR interest rate futures, options and swaps to manage its overall duration and yield curve exposure. Credit default swaps on investment-grade were used as an efficient, low-cost way of adjusting exposures to these sectors. In aggregate, these derivative positions contributed positively to the Fund’s performance.
Western Asset Intermediate Bond Fund	PAGE 1	7818-ATSR-0726

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,575 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 5/31/2016 — 5/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2026

	1 Year	5 Year	10 Year
Class A	4.01	0.38	1.83
Class A (with sales charge)	0.11	-0.50	1.39
Bloomberg U.S. Aggregate Index	5.13	0.17	1.70
Bloomberg Intermediate U.S. Government/Credit Index	4.13	1.22	2.06
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods beginning prior to August 15, 2022,  reflects a higher maximum sales charge in effect at that time. Performance for periods beginning after August 15, 2022, reflects the current maximum sales charge.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$159,761,377
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	486
Total Management Fee Paid	$526,222
Portfolio Turnover Rate	39%
Western Asset Intermediate Bond Fund	PAGE 2	7818-ATSR-0726

WHAT DID THE FUND INVEST IN? (as of May 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective January 27, 2026, Amit Chopra joined the Fund’s portfolio management team.
Effective May 1, 2026, Rafael  Zielonka joined the Fund’s portfolio management team.
Effective September 30, 2026,  Julien Scholnick will step down as a member of the Fund’s portfolio management team.
Effective December 31, 2026, Frederick Marki will step down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Intermediate Bond Fund	PAGE 3	7818-ATSR-0726

Western Asset Intermediate Bond Fund
Class C [WATCX]	Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Western Asset Intermediate Bond Fund for the period June 1, 2025, to May 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$154	1.52%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, Class C shares of Western Asset Intermediate Bond Fund returned 3.22%. The Fund compares its performance to the Bloomberg Intermediate U.S. Government/Credit Index, which returned 4.13% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Investment-grade credit positioning
↑	Agency mortgage-backed security positioning
↑	Structured product positioning

Top detractors from performance:
↓	Duration positioning
↓	Yield curve positioning
Use of derivatives and the impact on performance:
The Fund primarily used a combination of U.S. Treasury and SOFR interest rate futures, options and swaps to manage its overall duration and yield curve exposure. Credit default swaps on investment-grade were used as an efficient, low-cost way of adjusting exposures to these sectors. In aggregate, these derivative positions contributed positively to the Fund’s performance.
Western Asset Intermediate Bond Fund	PAGE 1	7817-ATSR-0726

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 5/31/2016 — 5/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2026

	1 Year	5 Year	10 Year
Class C	3.22	-0.40	1.10
Class C (with sales charge)	2.22	-0.40	1.10
Bloomberg U.S. Aggregate Index	5.13	0.17	1.70
Bloomberg Intermediate U.S. Government/Credit Index	4.13	1.22	2.06
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$159,761,377
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	486
Total Management Fee Paid	$526,222
Portfolio Turnover Rate	39%
Western Asset Intermediate Bond Fund	PAGE 2	7817-ATSR-0726

WHAT DID THE FUND INVEST IN? (as of May 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective January 27, 2026, Amit Chopra joined the Fund’s portfolio management team.
Effective May 1, 2026, Rafael  Zielonka joined the Fund’s portfolio management team.
Effective September 30, 2026,  Julien Scholnick will step down as a member of the Fund’s portfolio management team.
Effective December 31, 2026, Frederick Marki will step down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Intermediate Bond Fund	PAGE 3	7817-ATSR-0726

Western Asset Intermediate Bond Fund
Class R [WATRX]	Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Western Asset Intermediate Bond Fund for the period June 1, 2025, to May 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$116	1.14%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, Class R shares of Western Asset Intermediate Bond Fund returned 3.72%. The Fund compares its performance to the Bloomberg Intermediate U.S. Government/Credit Index, which returned 4.13% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Investment-grade credit positioning
↑	Agency mortgage-backed security positioning
↑	Structured product positioning

Top detractors from performance:
↓	Duration positioning
↓	Yield curve positioning
Use of derivatives and the impact on performance:
The Fund primarily used a combination of U.S. Treasury and SOFR interest rate futures, options and swaps to manage its overall duration and yield curve exposure. Credit default swaps on investment-grade were used as an efficient, low-cost way of adjusting exposures to these sectors. In aggregate, these derivative positions contributed positively to the Fund’s performance.
Western Asset Intermediate Bond Fund	PAGE 1	7816-ATSR-0726

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 5/31/2016 — 5/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2026

	1 Year	5 Year	10 Year
Class R	3.72	0.01	1.53
Bloomberg U.S. Aggregate Index	5.13	0.17	1.70
Bloomberg Intermediate U.S. Government/Credit Index	4.13	1.22	2.06
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$159,761,377
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	486
Total Management Fee Paid	$526,222
Portfolio Turnover Rate	39%
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Western Asset Intermediate Bond Fund	PAGE 2	7816-ATSR-0726

HOW HAS THE FUND CHANGED?
Effective January 27, 2026, Amit Chopra joined the Fund’s portfolio management team.
Effective May 1, 2026, Rafael  Zielonka joined the Fund’s portfolio management team.
Effective September 30, 2026,  Julien Scholnick will step down as a member of the Fund’s portfolio management team.
Effective December 31, 2026, Frederick Marki will step down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Intermediate Bond Fund	PAGE 3	7816-ATSR-0726

Western Asset Intermediate Bond Fund
Class I [WATIX]	Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Western Asset Intermediate Bond Fund for the period June 1, 2025, to May 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$55	0.54%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, Class I shares of Western Asset Intermediate Bond Fund returned 4.24%. The Fund compares its performance to the Bloomberg Intermediate U.S. Government/Credit Index, which returned 4.13% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Investment-grade credit positioning
↑	Agency mortgage-backed security positioning
↑	Structured product positioning

Top detractors from performance:
↓	Duration positioning
↓	Yield curve positioning
Use of derivatives and the impact on performance:
The Fund primarily used a combination of U.S. Treasury and SOFR interest rate futures, options and swaps to manage its overall duration and yield curve exposure. Credit default swaps on investment-grade were used as an efficient, low-cost way of adjusting exposures to these sectors. In aggregate, these derivative positions contributed positively to the Fund’s performance.
Western Asset Intermediate Bond Fund	PAGE 1	7224-ATSR-0726

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class I 5/31/2016 — 5/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2026

	1 Year	5 Year	10 Year
Class I	4.24	0.61	2.14
Bloomberg U.S. Aggregate Index	5.13	0.17	1.70
Bloomberg Intermediate U.S. Government/Credit Index	4.13	1.22	2.06
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$159,761,377
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	486
Total Management Fee Paid	$526,222
Portfolio Turnover Rate	39%
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Western Asset Intermediate Bond Fund	PAGE 2	7224-ATSR-0726

HOW HAS THE FUND CHANGED?
Effective January 27, 2026, Amit Chopra joined the Fund’s portfolio management team.
Effective May 1, 2026, Rafael  Zielonka joined the Fund’s portfolio management team.
Effective September 30, 2026,  Julien Scholnick will step down as a member of the Fund’s portfolio management team.
Effective December 31, 2026, Frederick Marki will step down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Intermediate Bond Fund	PAGE 3	7224-ATSR-0726

Western Asset Intermediate Bond Fund
Class IS [WABSX]	Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Western Asset Intermediate Bond Fund for the period June 1, 2025, to May 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$45	0.44%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, Class IS shares of Western Asset Intermediate Bond Fund returned 4.33%. The Fund compares its performance to the Bloomberg Intermediate U.S. Government/Credit Index, which returned 4.13% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Investment-grade credit positioning
↑	Agency mortgage-backed security positioning
↑	Structured product positioning

Top detractors from performance:
↓	Duration positioning
↓	Yield curve positioning
Use of derivatives and the impact on performance:
The Fund primarily used a combination of U.S. Treasury and SOFR interest rate futures, options and swaps to manage its overall duration and yield curve exposure. Credit default swaps on investment-grade were used as an efficient, low-cost way of adjusting exposures to these sectors. In aggregate, these derivative positions contributed positively to the Fund’s performance.
Western Asset Intermediate Bond Fund	PAGE 1	7277-ATSR-0726

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class IS 5/31/2016 — 5/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2026

	1 Year	5 Year	10 Year
Class IS	4.33	0.71	2.23
Bloomberg U.S. Aggregate Index	5.13	0.17	1.70
Bloomberg Intermediate U.S. Government/Credit Index	4.13	1.22	2.06
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$159,761,377
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	486
Total Management Fee Paid	$526,222
Portfolio Turnover Rate	39%
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Western Asset Intermediate Bond Fund	PAGE 2	7277-ATSR-0726

HOW HAS THE FUND CHANGED?
Effective January 27, 2026, Amit Chopra joined the Fund’s portfolio management team.
Effective May 1, 2026, Rafael  Zielonka joined the Fund’s portfolio management team.
Effective September 30, 2026,  Julien Scholnick will step down as a member of the Fund’s portfolio management team.
Effective December 31, 2026, Frederick Marki will step down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Intermediate Bond Fund	PAGE 3	7277-ATSR-0726

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Robert Abeles, Jr., possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mr. Abeles, Jr. as the Audit Committee’s financial expert. Mr. Abeles, Jr. is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending May 31, 2025 and May 31, 2026 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $180,857 in May 31, 2025 and $182,666 in May 31, 2026.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in May 31, 2025 and $0 in May 31, 2026.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $30,000 in May 31, 2025 and $30,000 in May 31, 2026. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in May 31, 2025 and $0 in May 31, 2026.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by the Registrant’s investment manager or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and the Covered Service Providers constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $334,889 in May 31, 2025 and $344,935 in May 31, 2026.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Intermediate Bond Fund
Financial Statements and Other Important Information
Annual  | May 31, 2026

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Financial Statements and Other Important Information — Annual

Schedule of Investments
May 31, 2026
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 37.4%
Communication Services — 3.1%
Diversified Telecommunication Services — 1.1%
AT&T Inc., Senior Notes	2.300%	6/1/27	$140,000	$137,374
AT&T Inc., Senior Notes	4.700%	8/15/30	180,000	180,811
AT&T Inc., Senior Notes	2.250%	2/1/32	150,000	131,101
Comcast Corp., Senior Notes	4.150%	10/15/28	60,000	59,839
NTT Finance Corp., Senior Notes	4.876%	7/16/30	280,000	281,044 (a)
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	130,000	128,586
Verizon Communications Inc., Senior Notes	1.680%	10/30/30	334,000	295,787
Verizon Communications Inc., Senior Notes	4.780%	2/15/35	590,000	574,332
Total Diversified Telecommunication Services				1,788,874
Entertainment — 0.0%††
Discovery Global Holdings Inc., Senior Notes	3.755%	3/15/27	38,000	37,814
Interactive Media & Services — 1.1%
Alphabet Inc., Senior Notes	3.700%	2/15/29	170,000	167,818
Alphabet Inc., Senior Notes	4.000%	5/15/30	100,000	98,863
Alphabet Inc., Senior Notes	4.100%	2/15/31	50,000	49,344
Alphabet Inc., Senior Notes	4.375%	11/15/32	100,000	98,686
Alphabet Inc., Senior Notes	4.400%	2/15/33	40,000	39,365
Alphabet Inc., Senior Notes	4.500%	5/15/35	50,000	49,027
Alphabet Inc., Senior Notes	4.700%	11/15/35	10,000	9,836
Alphabet Inc., Senior Notes	4.800%	2/15/36	60,000	59,351
Meta Platforms Inc., Senior Notes	4.200%	11/15/30	120,000	118,483
Meta Platforms Inc., Senior Notes	4.550%	5/15/31	380,000	378,747
Meta Platforms Inc., Senior Notes	4.600%	11/15/32	190,000	187,704
Meta Platforms Inc., Senior Notes	4.875%	5/15/33	250,000	249,355
Meta Platforms Inc., Senior Notes	4.750%	8/15/34	120,000	118,245
Meta Platforms Inc., Senior Notes	4.875%	11/15/35	130,000	127,067
Total Interactive Media & Services				1,751,891
Media — 0.3%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	120,000	111,002
Comcast Corp., Senior Notes	3.300%	4/1/27	100,000	99,351
Comcast Corp., Senior Notes	3.400%	4/1/30	60,000	57,775
Fox Corp., Senior Notes	4.709%	1/25/29	10,000	10,036
Fox Corp., Senior Notes	6.500%	10/13/33	170,000	183,021
Total Media				461,185
See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2026 Annual Report

Schedule of Investments (cont’d)
May 31, 2026
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Wireless Telecommunication Services — 0.6%
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	$50,000	$49,811
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	580,000	564,494
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	120,000	109,243
T-Mobile USA Inc., Senior Notes	2.250%	11/15/31	130,000	114,601
T-Mobile USA Inc., Senior Notes	5.150%	4/15/34	100,000	100,891
Total Wireless Telecommunication Services				939,040

Total Communication Services				4,978,804
Consumer Discretionary — 1.9%
Automobiles — 0.5%
Ford Motor Credit Co. LLC, Senior Notes	5.918%	3/20/28	360,000	365,539
General Motors Co., Senior Notes	5.600%	10/15/32	90,000	92,916
Hyundai Capital America, Senior Notes	5.950%	9/21/26	280,000	281,528 (a)
Total Automobiles				739,983
Broadline Retail — 0.6%
Amazon.com Inc., Senior Notes	3.850%	3/13/28	200,000	199,267
Amazon.com Inc., Senior Notes	4.000%	3/13/29	140,000	138,994
Amazon.com Inc., Senior Notes	4.250%	3/13/31	140,000	138,483
Amazon.com Inc., Senior Notes	2.100%	5/12/31	140,000	125,354
Amazon.com Inc., Senior Notes	4.350%	3/20/33	360,000	352,931
Total Broadline Retail				955,029
Hotels, Restaurants & Leisure — 0.7%
Las Vegas Sands Corp., Senior Notes	3.500%	8/18/26	160,000	160,193
Las Vegas Sands Corp., Senior Notes	5.625%	6/15/28	170,000	172,484
Las Vegas Sands Corp., Senior Notes	6.000%	8/15/29	140,000	144,064
Las Vegas Sands Corp., Senior Notes	6.000%	6/14/30	10,000	10,318
McDonald’s Corp., Senior Notes	3.600%	7/1/30	70,000	67,902
Royal Caribbean Cruises Ltd., Senior Notes	5.625%	9/30/31	350,000	353,158 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	110,000	111,541 (a)
Royal Caribbean Cruises Ltd., Senior Notes	4.750%	5/15/33	130,000	126,639
Total Hotels, Restaurants & Leisure				1,146,299
Specialty Retail — 0.1%
Lowe’s Cos. Inc., Senior Notes	1.700%	9/15/28	150,000	141,234
Textiles, Apparel & Luxury Goods — 0.0%††
NIKE Inc., Senior Notes	2.850%	3/27/30	10,000	9,452

Total Consumer Discretionary				2,991,997
Consumer Staples — 1.8%
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.700%	2/1/36	100,000	97,405
See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2026 Annual Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Beverages — continued
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	$230,000	$222,329
Total Beverages				319,734
Consumer Staples Distribution & Retail — 0.0%††
Kroger Co., Senior Notes	5.000%	9/15/34	70,000	69,329
Food Products — 0.5%
JBS NV/JBS USA Foods Group Holdings Inc./JBS USA Food Co. Holdings, Senior Notes	5.625%	3/10/37	430,000	428,979 (a)
Mars Inc., Senior Notes	3.200%	4/1/30	100,000	95,350 (a)
Mars Inc., Senior Notes	5.000%	3/1/32	210,000	212,252 (a)
Total Food Products				736,581
Personal Care Products — 0.1%
Kenvue Inc., Senior Notes	5.050%	3/22/28	90,000	91,121
Tobacco — 1.0%
Altria Group Inc., Senior Notes	6.200%	11/1/28	300,000	311,453
Altria Group Inc., Senior Notes	4.800%	2/14/29	59,000	59,394
Altria Group Inc., Senior Notes	2.450%	2/4/32	330,000	290,783
BAT Capital Corp., Senior Notes	3.557%	8/15/27	3,000	2,973
BAT Capital Corp., Senior Notes	5.350%	8/15/32	60,000	61,741
BAT Capital Corp., Senior Notes	6.000%	2/20/34	380,000	402,067
BAT Capital Corp., Senior Notes	5.625%	8/15/35	20,000	20,649
Philip Morris International Inc., Senior Notes	4.875%	2/13/29	80,000	80,875
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	10,000	9,133
Philip Morris International Inc., Senior Notes	5.125%	2/13/31	100,000	102,227
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	340,000	346,403
Total Tobacco				1,687,698

Total Consumer Staples				2,904,463
Energy — 4.0%
Oil, Gas & Consumable Fuels — 4.0%
Australian Metcoal Financing Pty Ltd., Senior Secured Notes	6.750%	4/22/34	200,000	205,758 (a)
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	130,000	126,329
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	30,000	27,415 (a)
Cheniere Energy Partners LP, Senior Notes	5.550%	10/30/35	230,000	234,742
See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2026 Annual Report

Schedule of Investments (cont’d)
May 31, 2026
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	$50,000	$52,833 (a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	40,000	39,800
Continental Resources Inc., Senior Notes	5.750%	1/15/31	30,000	30,632 (a)
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	510,000	508,287
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	160,000	159,419
Devon Energy Corp., Senior Notes	5.200%	9/15/34	100,000	100,729
Energy Transfer LP, Senior Notes	5.550%	2/15/28	380,000	386,590
Energy Transfer LP, Senior Notes	3.750%	5/15/30	180,000	173,950
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	200,000	199,544
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	220,000	211,797
Enterprise Products Operating LLC, Senior Notes	6.650%	10/15/34	10,000	11,085
EQT Corp., Senior Notes	7.000%	2/1/30	180,000	192,192
Expand Energy Corp., Senior Notes	4.750%	2/1/32	20,000	19,635
Florida Gas Transmission Co. LLC, Senior Notes	5.750%	7/15/35	170,000	175,723 (a)
Gulfstream Natural Gas System LLC, Senior Notes	5.600%	7/23/35	270,000	275,699 (a)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	450,000	430,416 (a)
MPLX LP, Senior Notes	4.800%	2/15/29	180,000	181,128
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	100,000	99,380
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	50,000	56,965
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	110,000	119,539
ONEOK Inc., Senior Notes	5.550%	11/1/26	240,000	241,140
ONEOK Inc., Senior Notes	5.650%	11/1/28	90,000	92,159
ONEOK Inc., Senior Notes	5.800%	11/1/30	150,000	155,712
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	190,000	179,719
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	320,000	270,680 (a)
Pioneer Natural Resources Co., Senior Notes	1.900%	8/15/30	130,000	117,420
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	140,000	126,106
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	270,000	193,937 (a)
Targa Resources Corp., Senior Notes	5.400%	7/30/36	70,000	70,098
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	20,000	18,774 (a)
See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2026 Annual Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Viper Energy Partners LLC, Senior Notes	4.900%	8/1/30	$70,000	$69,912
Viper Energy Partners LLC, Senior Notes	5.700%	8/1/35	30,000	30,691
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	10,000	10,012
Western Midstream Operating LP, Senior Notes	6.350%	1/15/29	480,000	498,881
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	130,000	129,385
Williams Cos. Inc., Senior Notes	2.600%	3/15/31	120,000	108,867

Total Energy				6,333,080
Financials — 12.7%
Banks — 8.1%
Banco Santander SA, Senior Notes	4.551%	11/6/30	400,000	394,009
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	400,000	398,915 (b)
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	320,000	285,328 (b)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	160,000	144,711 (b)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. Term SOFR + 1.302%)	3.419%	12/20/28	382,000	376,128 (b)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. Term SOFR + 1.632%)	3.593%	7/21/28	370,000	366,848 (b)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. Term SOFR + 1.332%)	3.970%	3/5/29	380,000	376,607 (b)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. Term SOFR + 1.472%)	3.974%	2/7/30	660,000	649,531 (b)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	170,000	169,958 (b)
Bank of America Corp., Senior Notes (4.456% to 2/6/31 then SOFR + 0.870%)	4.456%	2/6/32	170,000	167,444 (b)
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	160,000	160,094
Bank of America Corp., Subordinated Notes (5.489% to 4/23/36 then SOFR + 1.572%)	5.489%	4/23/37	250,000	248,946 (b)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	200,000	201,825 (a)(b)
See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2026 Annual Report

Schedule of Investments (cont’d)
May 31, 2026
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. Term SOFR + 2.829%)	5.198%	1/10/30	$370,000	$374,138 (a)(b)
BNP Paribas SA, Senior Notes (5.894% to 12/5/33 then SOFR + 1.866%)	5.894%	12/5/34	490,000	513,979 (a)(b)
CaixaBank SA, Senior Notes (4.818% to 4/22/31 then SOFR + 1.210%)	4.818%	4/22/32	200,000	198,866 (a)(b)
CaixaBank SA, Senior Notes (4.885% to 7/3/30 then SOFR + 1.360%)	4.885%	7/3/31	200,000	199,990 (a)(b)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	220,000	207,381 (b)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. Term SOFR + 1.600%)	3.980%	3/20/30	550,000	540,613 (b)
Citigroup Inc., Senior Notes (4.075% to 4/23/28 then 3 mo. Term SOFR + 1.454%)	4.075%	4/23/29	470,000	466,748 (b)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	220,000	217,605 (b)
Citigroup Inc., Senior Notes (4.658% to 5/24/27 then SOFR + 1.887%)	4.658%	5/24/28	230,000	230,639 (b)
Citigroup Inc., Senior Notes (5.333% to 3/27/35 then SOFR + 1.465%)	5.333%	3/27/36	240,000	241,912 (b)
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	350,000	350,075
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	510,000	506,669 (a)(b)
Credit Agricole SA, Senior Notes (4.818% to 9/25/32 then SOFR + 1.360%)	4.818%	9/25/33	250,000	244,772 (a)(b)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	220,000	219,923 (a)(b)
HSBC Holdings PLC, Senior Notes (2.848% to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	310,000	287,309 (b)
HSBC Holdings PLC, Senior Notes (5.279% to 3/10/36 then SOFR + 1.550%)	5.279%	3/10/37	520,000	514,678 (b)
JPMorgan Chase & Co., Senior Notes (4.005% to 4/23/28 then 3 mo. Term SOFR + 1.382%)	4.005%	4/23/29	340,000	337,052 (b)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. Term SOFR + 1.592%)	4.452%	12/5/29	380,000	378,791 (b)
JPMorgan Chase & Co., Senior Notes (5.148% to 4/23/36 then SOFR + 1.260%)	5.148%	4/23/37	320,000	318,166 (b)
See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2026 Annual Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
JPMorgan Chase & Co., Senior Notes (5.294% to 7/22/34 then SOFR + 1.460%)	5.294%	7/22/35	$370,000	$373,842 (b)
JPMorgan Chase & Co., Subordinated Notes (5.576% to 7/23/35 then SOFR + 1.635%)	5.576%	7/23/36	250,000	254,159 (b)
Royal Bank of Canada, Senior Notes	3.875%	5/4/32	70,000	67,310
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	170,000	167,509
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	130,000	130,049 (b)
US Bancorp, Senior Notes (2.215% to 1/27/27 then SOFR + 0.730%)	2.215%	1/27/28	100,000	98,614 (b)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	190,000	194,684 (b)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	310,000	308,775
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	140,000	128,943 (b)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. Term SOFR + 4.032%)	4.478%	4/4/31	80,000	79,355 (b)
Wells Fargo & Co., Senior Notes (4.960% to 1/23/36 then SOFR + 1.100%)	4.960%	1/23/37	330,000	322,402 (b)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	130,000	133,774 (b)
Wells Fargo & Co., Senior Notes (5.574% to 7/25/28 then SOFR + 1.740%)	5.574%	7/25/29	230,000	234,550 (b)
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	210,000	209,965
Total Banks				12,993,581
Capital Markets — 3.0%
Bank of New York Mellon Corp., Senior Notes (4.289% to 6/13/32 then SOFR + 1.418%)	4.289%	6/13/33	290,000	281,419 (b)
Charles Schwab Corp., Senior Notes	5.875%	8/24/26	150,000	150,456
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	170,000	181,099 (b)
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	240,000	239,367
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. Term SOFR + 1.420%)	3.814%	4/23/29	190,000	187,337 (b)
Goldman Sachs Group Inc., Senior Notes (4.387% to 6/15/26 then SOFR + 1.510%)	4.387%	6/15/27	230,000	230,002 (b)
Goldman Sachs Group Inc., Senior Notes (4.516% to 1/21/31 then SOFR + 0.960%)	4.516%	1/21/32	860,000	846,902 (b)
See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2026 Annual Report

Schedule of Investments (cont’d)
May 31, 2026
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Capital Markets — continued
Goldman Sachs Group Inc., Senior Notes (5.065% to 1/21/36 then SOFR + 1.190%)	5.065%	1/21/37	$250,000	$244,658 (b)
Intercontinental Exchange Inc., Senior Notes	4.600%	3/15/33	150,000	148,573
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	200,000	186,219 (b)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. Term SOFR + 1.402%)	3.772%	1/24/29	210,000	207,533 (b)
Morgan Stanley, Senior Notes (4.493% to 1/16/31 then SOFR + 0.950%)	4.493%	1/16/32	100,000	98,420 (b)
Morgan Stanley, Senior Notes (5.296% to 4/10/36 then SOFR + 1.410%)	5.296%	4/10/37	160,000	159,628 (b)
Morgan Stanley, Senior Notes (5.320% to 7/19/34 then SOFR + 1.555%)	5.320%	7/19/35	200,000	202,069 (b)
Morgan Stanley, Senior Notes (5.466% to 1/18/34 then SOFR + 1.730%)	5.466%	1/18/35	630,000	642,514 (b)
Nuveen LLC, Senior Notes	4.000%	11/1/28	180,000	178,413 (a)
UBS Group AG, Senior Notes (4.588% to 8/10/31 then SOFR + 1.050%)	4.588%	8/10/32	440,000	432,757 (a)(b)
UBS Group AG, Senior Notes (5.199% to 8/10/36 then SOFR + 1.340%)	5.199%	8/10/37	200,000	196,968 (a)(b)
Total Capital Markets				4,814,334
Consumer Finance — 0.4%
American Express Co., Senior Notes	4.050%	5/3/29	100,000	99,540
American Express Co., Senior Notes (5.016% to 4/25/30 then SOFR + 1.440%)	5.016%	4/25/31	280,000	283,630 (b)
Midcap Financial Issuer Trust, Senior Notes	5.370%	4/15/29	260,000	258,799 (a)
Total Consumer Finance				641,969
Financial Services — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	5.000%	11/15/35	200,000	194,245
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	360,000	357,519
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	400,000	385,448
Total Financial Services				937,212
Insurance — 0.4%
Aon North America Inc., Senior Notes	5.150%	3/1/29	220,000	223,599
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	190,000	208,517 (a)
See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2026 Annual Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Insurance — continued
Nippon Life Insurance Co., Senior Notes	4.748%	4/2/31	$200,000	$200,266 (a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	32,000	35,850 (a)
Total Insurance				668,232
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp., Senior Notes	4.750%	6/15/29	330,000	323,477 (a)

Total Financials				20,378,805
Health Care — 2.6%
Biotechnology — 0.6%
AbbVie Inc., Senior Notes	2.950%	11/21/26	130,000	129,411
AbbVie Inc., Senior Notes	4.800%	3/15/29	330,000	333,774
AbbVie Inc., Senior Notes	3.200%	11/21/29	470,000	451,415
Total Biotechnology				914,600
Health Care Equipment & Supplies — 0.5%
Abbott Laboratories, Senior Notes	4.000%	3/15/31	70,000	68,484
Abbott Laboratories, Senior Notes	4.300%	3/15/33	60,000	58,384
Medline Borrower LP, Senior Secured Notes	3.875%	4/1/29	250,000	243,433 (a)
Solventum Corp., Senior Notes	5.400%	3/1/29	51,000	52,023
Solventum Corp., Senior Notes	5.450%	3/13/31	110,000	112,994
Solventum Corp., Senior Notes	5.600%	3/23/34	280,000	287,290
Total Health Care Equipment & Supplies				822,608
Health Care Providers & Services — 1.0%
Cigna Group, Senior Notes	4.375%	10/15/28	130,000	129,879
CVS Health Corp., Senior Notes	3.625%	4/1/27	270,000	268,724
CVS Health Corp., Senior Notes	4.300%	3/25/28	131,000	130,621
CVS Health Corp., Senior Notes	3.750%	4/1/30	130,000	125,975
CVS Health Corp., Senior Notes	1.875%	2/28/31	100,000	87,883
CVS Health Corp., Senior Notes	2.125%	9/15/31	150,000	131,091
Elevance Health Inc., Senior Notes	4.100%	5/15/32	160,000	154,066
Humana Inc., Senior Notes	5.750%	12/1/28	10,000	10,263
Humana Inc., Senior Notes	3.700%	3/23/29	260,000	253,771
Humana Inc., Senior Notes	2.150%	2/3/32	100,000	86,731
UnitedHealth Group Inc., Senior Notes	4.000%	5/15/29	230,000	227,501
UnitedHealth Group Inc., Senior Notes	2.300%	5/15/31	70,000	62,827
Total Health Care Providers & Services				1,669,332
Pharmaceuticals — 0.5%
Bristol-Myers Squibb Co., Senior Notes	5.100%	2/22/31	110,000	112,531
Bristol-Myers Squibb Co., Senior Notes	5.200%	2/22/34	10,000	10,238
See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2026 Annual Report

Schedule of Investments (cont’d)
May 31, 2026
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Pharmaceuticals — continued
Eli Lilly & Co., Senior Notes	4.375%	5/20/31	$80,000	$79,609
Eli Lilly & Co., Senior Notes	4.700%	2/9/34	290,000	289,148
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	100,000	89,006
Pfizer Inc., Senior Notes	1.700%	5/28/30	150,000	135,038
Total Pharmaceuticals				715,570

Total Health Care				4,122,110
Industrials — 3.5%
Aerospace & Defense — 1.6%
Boeing Co., Senior Notes	5.150%	5/1/30	360,000	365,799
Boeing Co., Senior Notes	6.528%	5/1/34	120,000	131,039
General Electric Co., Senior Notes	4.900%	1/29/36	240,000	239,817
Honeywell Aerospace Inc., Senior Notes	4.300%	3/16/31	330,000	325,196 (a)
Howmet Aerospace Inc., Senior Notes	4.550%	11/15/32	140,000	137,994
Howmet Aerospace Inc., Senior Notes	4.750%	4/15/36	250,000	243,455
Huntington Ingalls Industries Inc., Senior Notes	5.749%	1/15/35	230,000	239,112
Lockheed Martin Corp., Senior Notes	4.500%	2/15/29	390,000	391,332
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	280,000	271,529
RTX Corp., Senior Notes	2.250%	7/1/30	10,000	9,164
RTX Corp., Senior Notes	6.000%	3/15/31	160,000	169,484
Total Aerospace & Defense				2,523,921
Building Products — 0.1%
Carrier Global Corp., Senior Notes	2.722%	2/15/30	100,000	93,631
Carrier Global Corp., Senior Notes	2.700%	2/15/31	60,000	55,233
Total Building Products				148,864
Commercial Services & Supplies — 0.2%
Waste Connections Inc., Senior Notes	5.000%	3/1/34	280,000	281,152
Electrical Equipment — 0.6%
Eaton Corp., Senior Notes	4.200%	3/6/31	200,000	196,902
Eaton Corp., Senior Notes	4.800%	3/6/36	250,000	246,053
GE Vernova Inc., Senior Notes	4.250%	2/4/31	80,000	78,988
GE Vernova Inc., Senior Notes	4.875%	2/4/36	220,000	216,924
Vertiv Holdings Co., Senior Notes	4.850%	3/15/36	250,000	243,587
Total Electrical Equipment				982,454
Ground Transportation — 0.4%
Fedex Freight Holding Co. Inc., Senior Notes	4.300%	3/15/29	80,000	79,004 (a)
Fedex Freight Holding Co. Inc., Senior Notes	4.650%	3/15/31	90,000	88,695 (a)
Fedex Freight Holding Co. Inc., Senior Notes	4.950%	3/15/33	70,000	68,698 (a)
Fedex Freight Holding Co. Inc., Senior Notes	5.250%	3/15/36	280,000	273,259 (a)
See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2026 Annual Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Ground Transportation — continued
Union Pacific Corp., Senior Notes	2.891%	4/6/36	$190,000	$160,357
Total Ground Transportation				670,013
Passenger Airlines — 0.5%
American Airlines Pass-Through Trust	3.375%	5/1/27	421,852	416,165
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	400,000	394,774 (a)
Total Passenger Airlines				810,939
Trading Companies & Distributors — 0.1%
Sumisho Air Lease Corp., Senior Notes	5.300%	2/1/28	160,000	161,599

Total Industrials				5,578,942
Information Technology — 3.9%
IT Services — 0.1%
HUT 8 DC LLC, Senior Secured Notes	6.192%	11/15/42	110,000	111,354 (a)
Semiconductors & Semiconductor Equipment — 2.9%
Broadcom Inc., Senior Notes	4.600%	7/15/30	80,000	80,075
Broadcom Inc., Senior Notes	5.200%	4/15/32	240,000	245,115
Broadcom Inc., Senior Notes	4.600%	1/15/33	210,000	206,989
Broadcom Inc., Senior Notes	3.137%	11/15/35	370,000	315,311 (a)
Broadcom Inc., Senior Notes	4.800%	2/15/36	120,000	116,887
Foundry JV Holdco LLC, Senior Secured Notes	5.900%	1/25/30	710,000	735,269 (a)
Intel Corp., Senior Notes	3.750%	3/25/27	130,000	129,587
Intel Corp., Senior Notes	1.600%	8/12/28	130,000	122,349
Intel Corp., Senior Notes	5.125%	2/10/30	80,000	81,292
Intel Corp., Senior Notes	5.000%	8/15/33	60,000	59,826
Intel Corp., Senior Notes	5.300%	5/15/36	60,000	59,947
Micron Technology Inc., Senior Notes	2.703%	4/15/32	270,000	242,383
Micron Technology Inc., Senior Notes	5.650%	11/1/32	100,000	103,574
QUALCOMM Inc., Senior Notes	5.000%	5/20/35	50,000	50,210
Texas Instruments Inc., Senior Notes	1.750%	5/4/30	10,000	9,045
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	1,160,000	1,149,910
TSMC Arizona Corp., Senior Notes	2.500%	10/25/31	940,000	853,471
Total Semiconductors & Semiconductor Equipment				4,561,240
Software — 0.8%
Oracle Corp., Senior Notes	4.550%	2/4/29	250,000	247,534
Oracle Corp., Senior Notes	4.650%	5/6/30	120,000	118,130
Oracle Corp., Senior Notes	4.950%	2/4/31	100,000	98,357
Oracle Corp., Senior Notes	2.875%	3/25/31	90,000	80,636
Oracle Corp., Senior Notes	4.800%	9/26/32	250,000	240,315
ServiceNow Inc., Senior Notes	5.050%	5/15/33	60,000	60,304
See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2026 Annual Report

Schedule of Investments (cont’d)
May 31, 2026
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Software — continued
ServiceNow Inc., Senior Notes	5.400%	5/15/36	$70,000	$70,553
Synopsys Inc., Senior Notes	4.650%	4/1/28	160,000	160,626
Synopsys Inc., Senior Notes	4.850%	4/1/30	230,000	231,342
Total Software				1,307,797
Technology Hardware, Storage & Peripherals — 0.1%
Hewlett Packard Enterprise Co., Senior Notes	4.400%	10/15/30	230,000	226,377

Total Information Technology				6,206,768
Materials — 1.5%
Chemicals — 0.3%
MEGlobal BV, Senior Notes	2.625%	4/28/28	400,000	381,099 (a)
Construction Materials — 0.0%††
Amrize Finance US LLC, Senior Notes	5.400%	4/7/35	60,000	60,983
Metals & Mining — 0.9%
Anglo American Capital PLC, Senior Notes	5.000%	3/21/33	400,000	397,836 (a)
Corp. Nacional del Cobre de Chile, Senior Notes	5.529%	1/30/37	240,000	237,732 (a)
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	250,000	254,769
Glencore Funding LLC, Senior Notes	5.371%	4/4/29	360,000	367,095 (a)
Glencore Funding LLC, Senior Notes	5.186%	4/1/30	230,000	233,421 (a)
Total Metals & Mining				1,490,853
Paper & Forest Products — 0.3%
Georgia-Pacific LLC, Senior Notes	4.400%	6/30/28	140,000	139,993 (a)
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	200,000	178,471
Suzano Netherlands BV, Senior Notes	5.500%	1/15/36	100,000	97,309
Total Paper & Forest Products				415,773

Total Materials				2,348,708
Real Estate — 0.1%
Retail REITs — 0.1%
WEA Finance LLC, Senior Notes	4.125%	9/20/28	200,000	197,649 (a)

Utilities — 2.3%
Electric Utilities — 2.2%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	230,000	205,631 (a)
Comision Federal de Electricidad, Senior Notes	6.045%	1/28/34	440,000	432,190 (a)
Constellation Energy Generation LLC, Senior Notes	3.900%	1/8/28	70,000	69,475
See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2026 Annual Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Electric Utilities — continued
Constellation Energy Generation LLC, Senior Notes	4.400%	1/15/31	$30,000	$29,605
Constellation Energy Generation LLC, Senior Notes	5.300%	6/1/36	130,000	129,514
Edison International, Senior Notes	5.000%	5/5/28	80,000	80,179
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	220,000	218,660
Georgia Power Co., Senior Notes	5.200%	3/15/35	390,000	395,748
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	10,000	9,811
NRG Energy Inc., Senior Secured Notes	4.955%	4/30/31	60,000	59,395 (a)
NRG Energy Inc., Senior Secured Notes	5.407%	10/15/35	110,000	108,082 (a)
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.350%	4/1/35	70,000	71,626
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	310,000	301,450
Pacific Gas and Electric Co., First Mortgage Bonds	5.550%	5/15/29	350,000	357,966
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.450%	5/21/28	380,000	384,934 (a)
RWE Finance US LLC, Senior Notes	5.125%	9/18/35	290,000	282,930 (a)
Southern California Edison Co., First Mortgage Bonds	4.950%	9/15/31	20,000	19,993
Vistra Operations Co. LLC, Senior Notes	5.000%	4/30/31	50,000	49,771 (a)
Vistra Operations Co. LLC, Senior Notes	5.250%	4/30/33	130,000	129,270 (a)
Vistra Operations Co. LLC, Senior Notes	5.350%	1/31/36	150,000	146,804 (a)
Total Electric Utilities				3,483,034
Multi-Utilities — 0.1%
Northern States Power Co., First Mortgage Bonds	5.050%	5/15/35	130,000	130,688

Total Utilities				3,613,722
Total Corporate Bonds & Notes (Cost — $60,344,535)				59,655,048
U.S. Government & Agency Obligations — 34.7%
U.S. Government Obligations — 34.7%
U.S. Treasury Bonds	5.000%	5/15/45	10,000	10,042
U.S. Treasury Bonds	1.375%	8/15/50	30,000	14,558
U.S. Treasury Notes	3.875%	3/31/27	90,000	90,036
U.S. Treasury Notes	3.875%	5/31/27	120,000	119,975
U.S. Treasury Notes	3.625%	8/31/27	230,000	229,124
U.S. Treasury Notes	3.875%	6/15/28	130,000	129,662
U.S. Treasury Notes	3.625%	8/15/28	250,000	247,940
See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2026 Annual Report

Schedule of Investments (cont’d)
May 31, 2026
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

U.S. Government Obligations — continued
U.S. Treasury Notes	4.125%	11/30/29	$230,000	$230,310
U.S. Treasury Notes	4.375%	12/31/29	10,000	10,095
U.S. Treasury Notes	4.000%	3/31/30	50,000	49,830
U.S. Treasury Notes	3.875%	7/31/30	240,000	237,849
U.S. Treasury Notes	3.750%	1/31/31	50,000	49,195
U.S. Treasury Notes	4.000%	1/31/31	580,000	576,658
U.S. Treasury Notes	4.125%	2/29/32	12,600,000	12,551,520
U.S. Treasury Notes	4.125%	3/31/32	13,510,000	13,454,324
U.S. Treasury Notes	4.000%	4/30/32	12,600,000	12,461,942
U.S. Treasury Notes	4.000%	6/30/32	12,980,000	12,825,102
U.S. Treasury Notes	4.000%	7/31/32	30,000	29,624
U.S. Treasury Notes	2.750%	8/15/32	1,430,000	1,314,650
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/49	2,720,000	843,157

Total U.S. Government & Agency Obligations (Cost — $56,293,613)				55,475,593
Collateralized Mortgage Obligations(c) — 12.6%
Angel Oak Mortgage Trust, 2025-6 A3	5.920%	4/25/70	292,897	294,189 (a)
Arbor Realty Commercial Real Estate Notes LLC, 2025-FL1 A (1 mo. Term SOFR + 1.354%)	4.957%	1/20/43	110,000	110,264 (a)(b)
AREIT LLC, 2022-CRE7 A (1 mo. Term SOFR + 2.242%)	5.867%	6/17/39	323,962	324,121 (a)(b)
BANK5, 2026-5YR22 A3	5.713%	6/15/59	350,000	362,282 (d)
BDS LLC, 2026-FL17 A (1 mo. Term SOFR + 1.350%)	5.000%	5/19/43	250,000	250,222 (a)(b)
BRAVO Residential Funding Trust, 2021- NQM2 A1	0.970%	3/25/60	20,154	19,924 (a)(b)
BX Commercial Mortgage Trust, 2024-BIO2 D	7.713%	8/13/41	110,000	103,614 (a)(b)
BX Commercial Mortgage Trust, 2025-COPT A (1 mo. Term SOFR + 1.750%)	5.377%	8/15/42	490,000	491,695 (a)(b)
BXMT Ltd., 2026-FL6 A (1 mo. Term SOFR + 1.450%)	5.063%	8/19/43	310,000	310,281 (a)(b)
CSMC Trust, 2019-AFC1 A1	3.573%	7/25/49	187,816	182,964 (a)
CSMC Trust, 2020-AFC1 A1	3.240%	2/25/50	325,218	312,042 (a)(b)
CSMC Trust, 2021-AFC1 A3	1.169%	3/25/56	194,503	163,161 (a)(b)
CSMC Trust, 2021-NQM2 A3	1.538%	2/25/66	153,121	138,066 (a)(b)
DBJPM Mortgage Trust, 2016-C1 B	4.195%	5/10/49	360,000	339,998 (b)
Deephaven Residential Mortgage Trust, 2022-1 A1	2.205%	1/25/67	561,641	518,345 (a)(b)
See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2026 Annual Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
Ellington Financial Mortgage Trust, 2021-2 A1	0.931%	6/25/66	$718,105	$610,610 (a)(b)
Ellington Financial Mortgage Trust, 2022-1 A1	2.206%	1/25/67	324,897	287,472 (a)(b)
Extended Stay America Trust, 2025-ESH A (1 mo. Term SOFR + 1.300%)	4.927%	10/15/42	182,995	183,450 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K091 X1, IO	0.557%	3/25/29	2,372,136	33,966 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K093 X1, IO	0.939%	5/25/29	1,812,914	41,994 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K104 XAM, IO	1.379%	1/25/30	3,100,000	144,667 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KG06 X1, IO	0.531%	10/25/31	6,472,690	151,700 (b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4991 QV	2.000%	9/25/45	174,898	149,584
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	1,174,433	178,940
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	474,551	78,316
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5013 IN, IO	2.500%	9/25/50	136,300	22,591
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	140,142	18,744
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5092 AP, PAC	2.000%	4/25/41	243,216	214,538
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5224 HL, PAC	4.000%	4/25/52	100,000	92,299
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5482 FC (30 Day Average SOFR + 1.300%)	4.912%	12/25/54	72,826	73,486 (b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA5 B1 (30 Day Average SOFR + 3.050%)	6.662%	1/25/34	320,000	340,931 (a)(b)
See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2026 Annual Report

Schedule of Investments (cont’d)
May 31, 2026
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2026-HQA1 M2 (30 Day Average SOFR + 1.500%)	5.143%	5/25/46	$320,000	$320,515 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk, 2026-DNA1 M2 (30 Day Average SOFR + 1.300%)	4.912%	2/25/46	330,000	330,599 (a)(b)
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	215,596	208,362
Federal National Mortgage Association (FNMA) ACES, 2023-M4 A2	3.767%	9/25/32	200,000	192,357 (b)
Federal National Mortgage Association (FNMA) REMIC, 2015-65 CZ	3.500%	9/25/45	291,203	256,858
Federal National Mortgage Association (FNMA) REMIC, 2018-74 AB	3.500%	10/25/48	227,649	210,632
Federal National Mortgage Association (FNMA) REMIC, 2020-56 AQ	2.000%	8/25/50	676,962	541,398
Federal National Mortgage Association (FNMA) REMIC, 2020-56 DI, IO	2.500%	8/25/50	453,476	75,039
Federal National Mortgage Association (FNMA) REMIC, 2020-57 TA	2.000%	4/25/50	586,455	514,740
Federal National Mortgage Association (FNMA) REMIC, 2020-62 BI, IO	2.000%	9/25/50	2,739,090	340,591
Federal National Mortgage Association (FNMA) REMIC, 2021-43 IO, IO	2.500%	6/25/51	1,338,749	203,660
Federal National Mortgage Association (FNMA) REMIC, 2021-65 JA	2.000%	1/25/46	170,746	152,897
Federal National Mortgage Association (FNMA) REMIC, 2022-57 BC	4.000%	9/25/52	125,556	118,836
Federal National Mortgage Association (FNMA) STRIPS, 409 C18, IO	4.000%	4/25/42	11,155	1,953
Federal National Mortgage Association (FNMA) STRIPS, 440 C50, IO	4.500%	10/25/53	821,996	180,616
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. Term SOFR + 0.464%)	4.125%	8/20/58	4,551	4,536 (b)
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo. Term SOFR + 0.564%)	4.225%	11/20/60	79,788	79,665 (b)
See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2026 Annual Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. Term SOFR + 0.614%)	4.275%	2/20/61	$18,510	$18,500 (b)
Government National Mortgage Association (GNMA), 2011-H09 AF (1 mo. Term SOFR + 0.614%)	4.275%	3/20/61	12,143	12,135 (b)
Government National Mortgage Association (GNMA), 2012-H30 GA (1 mo. Term SOFR + 0.464%)	4.125%	12/20/62	49,200	48,856 (b)
Government National Mortgage Association (GNMA), 2013-95 IO, IO	0.306%	4/16/47	2,659,862	15,383 (b)
Government National Mortgage Association (GNMA), 2014-105 IO, IO	0.147%	6/16/54	32,252	7 (b)
Government National Mortgage Association (GNMA), 2014-130 IB, IO	0.170%	8/16/54	1,006,723	3,170 (b)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.175%	5/16/55	685,334	3,708 (b)
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.356%	8/16/54	391,363	2,191 (b)
Government National Mortgage Association (GNMA), 2019-18 TP, PAC	3.500%	2/20/49	154,982	139,102
Government National Mortgage Association (GNMA), 2021-8 AQ	5.000%	1/20/51	122,236	119,869
Government National Mortgage Association (GNMA), 2021-134 CI, IO	1.428%	6/16/61	3,448,379	318,314 (b)
Government National Mortgage Association (GNMA), 2021-188 PA, PAC	2.000%	10/20/51	538,434	445,530
Government National Mortgage Association (GNMA), 2021-223 P, PAC-1	2.000%	6/20/51	67,947	59,422
Government National Mortgage Association (GNMA), 2022-99 JW	2.500%	1/20/52	200,000	168,770
Government National Mortgage Association (GNMA), 2023-92 AH	2.000%	6/16/64	1,469,461	1,120,979
Government National Mortgage Association (GNMA), 2023-92 IA, IO	0.611%	6/16/64	1,959,282	98,337 (b)
Government National Mortgage Association (GNMA), 2023-179 IO, IO	0.609%	9/16/63	7,827,083	339,653 (b)
Greystone CRE Notes LLC, 2025-FL4 A (1 mo. Term SOFR + 1.481%)	5.108%	1/15/43	250,000	250,692 (a)(b)
INCREF LLC, 2026-FL2 (1 mo. Term SOFR + 1.450%)	5.120%	12/19/43	320,000	324,800 (a)(b)(d)
See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2026 Annual Report

Schedule of Investments (cont’d)
May 31, 2026
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
MF1 LLC, 2025-FL19 A (1 mo. Term SOFR + 1.488%)	5.113%	5/18/42	$200,000	$200,640 (a)(b)
MF1 LLC, 2026-FL21 A (1 mo. Term SOFR + 1.350%)	4.975%	2/18/41	170,000	170,161 (a)(b)
Mill City Mortgage Loan Trust, 2019-1 A1	3.250%	10/25/69	319,474	313,415 (a)(b)
Morgan Stanley Capital I Trust, 2021-L6 C	3.438%	6/15/54	250,000	210,057 (b)
New Residential Mortgage Loan Trust, 2015-1A A2	3.750%	5/28/52	196,616	188,478 (a)(b)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	351,555	337,745 (a)(b)
New Residential Mortgage Loan Trust, 2021-NQM3 A3	1.516%	11/27/56	189,358	169,012 (a)(b)
New Residential Mortgage Loan Trust, 2026-NQM3 A3	5.189%	2/25/66	321,873	318,286 (a)
OBX Trust, 2021-NQM2 A1	1.101%	5/25/61	243,787	200,080 (a)(b)
OBX Trust, 2021-NQM3 A1	1.054%	7/25/61	347,649	291,243 (a)(b)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	750,993	644,406 (a)(b)
PRKCM Trust, 2021-AFC2 A1	2.071%	11/25/56	339,258	299,288 (a)(b)
PRKCM Trust, 2024-HOME1 A1	6.431%	5/25/59	534,694	539,419 (a)
SACO I Trust, 2007-VA1 A	—	6/25/21	41	0 *(a)(b)(e)(f)
SHOPS Commercial Mortgage Trust, 2026- CSTL A	4.971%	5/5/39	500,000	497,932 (a)(b)
SWCH Commercial Mortgage Trust, 2025- DATA A (1 mo. Term SOFR + 1.443%)	5.070%	2/15/42	460,000	457,746 (a)(b)
Towd Point Mortgage Trust, 2017-4 B2	3.628%	6/25/57	1,010,000	856,881 (a)(b)
Verus Securitization Trust, 2025-R2 A2	5.238%	7/25/67	112,644	111,863 (a)
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR9 A7	5.171%	8/25/34	483,476	464,370 (b)
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR13 A2A (1 mo. Term SOFR + 0.854%)	4.439%	11/25/34	145,386	143,271 (b)

Total Collateralized Mortgage Obligations (Cost — $20,953,084)				20,181,421
Asset-Backed Securities — 9.8%
Abry Liquid Credit CLO Ltd., 2025-2A A1 (3 mo. Term SOFR + 1.310%)	4.995%	1/15/38	270,000	270,824 (a)(b)
Ally Bank, 2026-A A2	4.582%	3/15/34	480,000	480,598 (a)
American Heritage Auto Receivables Issuer Trust, 2025-1A A3	4.400%	11/15/30	360,000	359,134 (a)
Amur Equipment Finance Receivables LLC, 2025-1A A2	4.700%	9/22/31	99,988	100,565 (a)
See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2026 Annual Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Antares CLO Ltd., 2018-1A A1R (3 mo. Term SOFR + 1.370%)	5.045%	4/20/38	$310,000	$308,526 (a)(b)
Apex Credit CLO LLC, 2021-2A A1AR (3 mo. Term SOFR + 1.180%)	4.855%	10/20/34	440,000	440,750 (a)(b)
Apidos Loan Fund Ltd., 2024-1A A1R (3 mo. Term SOFR + 1.250%)	4.917%	10/25/38	580,000	581,594 (a)(b)
Aqua Finance Trust, 2021-A B	2.400%	7/17/46	490,840	455,027 (a)
Ares CLO Ltd., 2017-44A A1RR (3 mo. Term SOFR + 1.130%)	4.803%	4/15/34	290,000	290,376 (a)(b)
AutoNation Finance Trust, 2026-1A D	5.070%	1/11/34	100,000	99,205 (a)
Avis Budget Rental Car Funding AESOP LLC, 2023-1A CN	8.700%	4/20/29	400,000	405,880 (a)
Balboa Bay Loan Funding Ltd., 2025-2A A1 (3 mo. Term SOFR + 1.250%)	4.925%	1/20/39	240,000	240,108 (a)(b)
Basswood Park CLO Ltd., 2021-1A AR (3 mo. Term SOFR + 1.030%)	4.705%	4/20/34	400,000	399,998 (a)(b)
Bayfront IABS Pte Ltd., 8A A (SOFR + 1.380%)	5.010%	7/11/47	200,000	200,159 (a)(b)
BlueMountain CLO Ltd., 2020-30A AR2 (3 mo. Term SOFR + 1.150%)	4.823%	4/15/35	340,000	340,171 (a)(b)
CarVal CLO Ltd., 2024-3A A1 (3 mo. Term SOFR + 1.390%)	5.065%	10/20/37	1,000,000	1,002,563 (a)(b)
CIFC Funding Ltd., 2024-2A A1 (3 mo. Term SOFR + 1.520%)	5.184%	4/22/37	750,000	750,825 (a)(b)
College Ave Student Loans LLC, 2021-C C	3.060%	7/26/55	688,478	637,039 (a)
Columbia Cent CLO Ltd., 2022-32A A1R2 (3 mo. Term SOFR + 1.120%)	4.787%	7/24/34	550,000	550,951 (a)(b)
Driven Brands Funding LLC, 2025-1A A2	5.296%	10/20/55	398,000	384,144 (a)
Elevation CLO Ltd., 2025-18A A1 (3 mo. Term SOFR + 1.240%)	4.915%	3/28/38	710,000	711,614 (a)(b)
Ford Credit Floorplan Master Owner Trust, 2025-1 A1	4.630%	4/15/30	370,000	372,110
Fortress Credit Bsl Ltd., 2021-1A AR (3 mo. Term SOFR + 1.100%)	4.775%	4/20/33	198,377	198,594 (a)(b)
Galaxy CLO Ltd., 2025-36A A1 (3 mo. Term SOFR + 1.230%)	4.903%	10/15/38	330,000	330,631 (a)(b)
GGAM Master Trust International Ltd., 2025-1A A	5.923%	9/30/60	269,997	268,638 (a)
HINNT LLC, 2025-A A	5.010%	3/15/44	96,360	96,624 (a)
Mosaic Solar Loan Trust, 2018-2GS A	4.200%	2/22/44	723,478	675,979 (a)
See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2026 Annual Report

Schedule of Investments (cont’d)
May 31, 2026
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Mountain View CLO Ltd., 2019-2AR A1R2 (3 mo. Term SOFR + 1.290%)	4.918%	7/15/37	$250,000	$250,063 (a)(b)(d)
Navient Private Education Refi Loan Trust, 2024-A A	5.660%	10/15/72	150,746	152,569 (a)
Navient Refinance Loan Trust, 2026-A A	4.500%	1/18/56	344,008	338,637 (a)
Navient Student Loan Trust, 2020-1A A1B (30 Day Average SOFR + 1.164%)	4.777%	6/25/69	133,370	133,916 (a)(b)
Navigator Aviation Ltd., 2025-1 A	5.107%	10/15/50	241,163	235,983 (a)
Nelnet Student Loan Trust, 2025-1A A1 (30 Day Average SOFR + 0.750%)	4.362%	10/25/33	329,556	329,631 (a)(b)
Obra CLO Ltd., 2025-2A A1 (3 mo. Term SOFR + 1.540%)	5.215%	7/20/38	440,000	441,429 (a)(b)
OHA Loan Funding Ltd., 2013-2A AR2 (3 mo. Term SOFR + 1.220%)	4.895%	10/20/38	300,000	300,428 (a)(b)
Park Blue CLO Ltd., 2025-8A A1 (3 mo. Term SOFR + 1.310%)	4.977%	10/25/38	360,000	361,041 (a)(b)
Phantom Aviation, 2026-1A A	5.240%	1/15/51	168,018	163,982 (a)
Polus US CLO Ltd., 2025-2A A1 (3 mo. Term SOFR + 1.520%)	5.195%	7/20/38	480,000	482,010 (a)(b)
SMB Private Education Loan Trust, 2024-A A1A	5.240%	3/15/56	499,318	503,462 (a)
Sotheby’s Artfi Master Trust, 2026-1A A1	4.800%	6/20/33	310,000	309,047 (a)
Sycamore Tree CLO Ltd., 2025-6A A1 (3 mo. Term SOFR + 1.200%)	4.875%	4/20/38	280,000	280,255 (a)(b)
Vantage Data Centers Issuer LLC, 2024-1A A2	5.100%	9/15/54	100,000	98,915 (a)
Warwick Capital CLO Ltd., 2025-7A A1 (3 mo. Term SOFR + 1.300%)	4.972%	10/21/38	300,000	300,751 (a)(b)

Total Asset-Backed Securities (Cost — $15,776,121)				15,634,746
Sovereign Bonds — 2.1%
Chile — 0.2%
Chile Government International Bond, Senior Notes	3.100%	5/7/41	430,000	328,628
Israel — 0.2%
Israel Government International Bond, Senior Notes	5.500%	3/12/34	300,000	306,037
Mexico — 0.5%
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	325,000	288,112
See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2026 Annual Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Mexico — continued
Mexico Government International Bond, Senior Notes	4.400%	2/12/52	$680,000	$488,410
Total Mexico				776,522
Peru — 0.2%
Peruvian Government International Bond, Senior Notes	5.500%	3/30/36	280,000	283,430
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	110,000	106,562
Total Peru				389,992
Supranational — 0.8%
Asian Development Bank, Senior Notes	1.500%	1/20/27	1,280,000	1,261,180
Uruguay — 0.2%
Uruguay Government International Bond, Senior Notes	7.625%	3/21/36	270,000	319,818

Total Sovereign Bonds (Cost — $3,716,058)				3,382,177
Mortgage-Backed Securities — 1.7%
FHLMC — 0.4%
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	12/1/41	297,297	258,552
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	9/1/42	370,975	342,500
Total FHLMC				601,052
FNMA — 0.9%
Federal National Mortgage Association (FNMA)	2.500%	11/1/40	46,010	41,394
Federal National Mortgage Association (FNMA)	2.000%	10/1/41	340,892	297,893
Federal National Mortgage Association (FNMA)	1.500%	2/1/42	83,650	70,628
Federal National Mortgage Association (FNMA)	3.000%	6/1/43- 11/1/48	243,743	221,532
Federal National Mortgage Association (FNMA)	4.500%	9/1/53	76,666	74,651
Federal National Mortgage Association (FNMA)	4.000%	2/1/56- 6/1/57	118,301	111,220
Federal National Mortgage Association (FNMA)	3.500%	3/1/57	427,336	386,166
See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2026 Annual Report

Schedule of Investments (cont’d)
May 31, 2026
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FNMA — continued
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.453%)	5.636%	5/1/43	$213,273	$220,600 (b)
Total FNMA				1,424,084
GNMA — 0.4%
Government National Mortgage Association (GNMA)	4.000%	3/15/50	24,983	23,448
Government National Mortgage Association (GNMA) II	3.500%	10/20/49- 2/20/50	78,755	71,042
Government National Mortgage Association (GNMA) II	4.000%	1/20/50- 3/20/50	105,964	99,118
Government National Mortgage Association (GNMA) II	3.000%	2/20/50	86,143	76,863
Government National Mortgage Association (GNMA) II	4.500%	9/20/52	68,826	66,889
Government National Mortgage Association (GNMA) II	5.000%	5/20/53	222,727	221,901
Government National Mortgage Association (GNMA) II	5.500%	6/1/56	100,000	100,632 (g)
Total GNMA				659,893

Total Mortgage-Backed Securities (Cost — $2,788,283)				2,685,029
U.S. Treasury Inflation Protected Securities — 0.7%
U.S. Treasury Notes, Inflation Indexed (Cost — $1,084,614)	1.875%	7/15/34	1,062,884	1,064,675
	Expiration Date	Contracts	Notional Amount
Purchased Options — 0.0%††
Exchange-Traded Purchased Options — 0.0%††
3-Month SOFR Futures, Call @ $96.750	6/12/26	79	$197,500	494
3-Month SOFR Futures, Call @ $97.500	6/11/27	39	97,500	6,825

Total Purchased Options (Cost — $77,648)				7,319
Total Investments — 99.0% (Cost — $161,033,956)				158,086,008
Other Assets in Excess of Liabilities — 1.0%				1,675,369
Total Net Assets — 100.0%				$159,761,377

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2026 Annual Report

 Western Asset Intermediate Bond Fund
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(d)	Securities traded on a when-issued or delayed delivery basis.
(e)	The maturity principal is currently in default as of May 31, 2026.
(f)	Value is less than $1.
(g)	This security is traded on a to-be-announced (“TBA”) basis. At May 31, 2026, the Fund held TBA securities with a total cost of $100,494.

Abbreviation(s) used in this schedule:
ACES	—	Alternative Credit Enhancement Securities
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
IBOR	—	Interbank Offered Rate
IO	—	Interest Only
JSC	—	Joint Stock Company
PAC	—	Planned Amortization Class
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
USD	—	United States Dollar
At May 31, 2026, the Fund had the following open written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	9/11/26	$97.500	29	$72,500	$(906)
3-Month SOFR Futures, Call	12/11/26	97.500	18	45,000	(1,238)
3-Month SOFR Futures, Put	12/11/26	96.500	43	107,500	(44,344)
U.S. Treasury 2-Year Notes Futures, Call	6/26/26	103.375	24	48,000	(6,375)
Total Exchange-Traded Written Options (Premiums received — $40,451)					$(52,863)

See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2026 Annual Report

Schedule of Investments (cont’d)
May 31, 2026
 Western Asset Intermediate Bond Fund
Abbreviation(s) used in this schedule:
SOFR	—	Secured Overnight Financing Rate
At May 31, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	73	6/26	$17,613,228	$17,587,525	$(25,703)
U.S. Treasury 2-Year Notes	329	9/26	67,875,540	67,959,063	83,523
U.S. Treasury 5-Year Notes	193	9/26	20,618,681	20,691,711	73,030
U.S. Treasury 10-Year Notes	96	9/26	10,492,544	10,543,500	50,956
					181,806
Contracts to Sell:
U.S. Treasury Long-Term Bonds	55	9/26	6,149,614	6,172,031	(22,417)
U.S. Treasury Ultra 10-Year Notes	56	9/26	6,180,828	6,276,375	(95,547)
U.S. Treasury Ultra Long-Term Bonds	26	9/26	2,929,401	2,974,563	(45,162)
					(163,126)
Net unrealized appreciation on open futures contracts					$18,680

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
At May 31, 2026, the Fund had the following open swap contracts:
CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
$27,208,000	3/15/28	3.580% annually	Daily SOFR Compound annually	$132,110	$5,962	$126,148
8,417,000	5/21/29	Daily SOFR Compound annually	4.090% annually	33,613	2,483	31,130
14,353,000	1/31/33	3.520% annually	Daily SOFR Compound annually	336,390	31,877	304,513
See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2026 Annual Report

 Western Asset Intermediate Bond Fund
CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$1,983,000	5/21/37	4.340% annually	Daily SOFR Compound annually	$(35,557)	$631	$(36,188)
Total	$51,961,000				$466,556	$40,953	$425,603

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.46 Index	$2,808,000	6/20/31	1.000% quarterly	$62,928	$44,348	$18,580

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii)
pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
Daily SOFR Compound	3.630%

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2026 Annual Report

Statement of Assets and Liabilities
May 31, 2026

Assets:
Investments, at value (Cost — $161,033,956)	$158,086,008
Cash	522,425
Interest receivable	1,354,227
Receivable for Fund shares sold	499,750
Deposits with brokers for open futures contracts and exchange-traded options	319,649
Deposits with brokers for centrally cleared swap contracts	241,949
Receivable from brokers — net variation margin on centrally cleared swap contracts	69,581
Receivable from brokers — net variation margin on open futures contracts	26,501
Prepaid expenses	42,588
Total Assets	161,162,678
Liabilities:
Payable for securities purchased	931,048
Payable for Fund shares repurchased	111,003
Payable for purchases of TBA securities	100,494
Written options, at value (premiums received — $40,451)	52,863
Investment management fee payable	41,918
Distributions payable	20,985
Service and/or distribution fees payable	12,392
Directors’ fees payable	369
Accrued expenses	130,229
Total Liabilities	1,401,301
Total Net Assets	$159,761,377
Net Assets:
Par value (Note 7)	$16,345
Paid-in capital in excess of par value	275,647,606
Total distributable earnings (loss)	(115,902,574)
Total Net Assets	$159,761,377
See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2026 Annual Report

Net Assets:
Class A	$46,100,286
Class C	$2,206,735
Class R	$1,778,432
Class I	$59,743,308
Class IS	$49,932,616
Shares Outstanding:
Class A	4,716,101
Class C	225,516
Class R	181,913
Class I	6,115,226
Class IS	5,106,581
Net Asset Value:
Class A (and redemption price)	$9.78
Class C*	$9.79
Class R (and redemption price)	$9.78
Class I (and redemption price)	$9.77
Class IS (and redemption price)	$9.78
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$10.16

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2026 Annual Report

Statement of Operations
For the Year Ended May 31, 2026

Investment Income:
Interest	$7,053,423
Dividends from affiliated investments	603,801
Total Investment Income	7,657,224
Expenses:
Investment management fee (Note 2)	718,283
Service and/or distribution fees (Notes 2 and 5)	145,198
Transfer agent fees (Notes 2 and 5)	102,170
Registration fees	85,967
Fund accounting fees	68,813
Audit and tax fees	59,077
Shareholder reports	15,117
Legal fees	12,470
Directors’ fees	5,754
Custody fees	3,959
Insurance	1,587
Commitment fees (Note 9)	1,000
Miscellaneous expenses	10,561
Total Expenses	1,229,956
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(192,061)
Net Expenses	1,037,895
Net Investment Income	6,619,329
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options and Swap Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(11,903,325)
Futures contracts	343,542
Written options	872,009
Swap contracts	323,447
Net Realized Loss	(10,364,327)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	11,678,762
Futures contracts	(272,484)
Written options	(76,050)
Swap contracts	305,080
Change in Net Unrealized Appreciation (Depreciation)	11,635,308
Net Gain on Investments, Futures Contracts, Written Options and Swap Contracts	1,270,981
Increase in Net Assets From Operations	$7,890,310
See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2026 Annual Report

Statements of Changes in Net Assets

For the Years Ended May 31,	2026	2025
Operations:
Net investment income	$6,619,329	$14,222,930
Net realized loss	(10,364,327)	(25,515,369)
Change in net unrealized appreciation (depreciation)	11,635,308	44,062,276
Increase in Net Assets From Operations	7,890,310	32,769,837
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(6,967,685)	(13,799,748)
Decrease in Net Assets From Distributions to Shareholders	(6,967,685)	(13,799,748)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	48,465,321	97,202,582
Reinvestment of distributions	6,762,876	12,829,754
Cost of shares repurchased	(90,465,021)	(624,042,356)
Decrease in Net Assets From Fund Share Transactions	(35,236,824)	(514,010,020)
Decrease in Net Assets	(34,314,199)	(495,039,931)
Net Assets:
Beginning of year	194,075,576	689,115,507
End of year	$159,761,377	$194,075,576
See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2026 Annual Report

Financial Highlights

For a share of each class of capital stock outstanding throughout each year ended May 31:
Class A Shares[1]	2026	2025	2024	2023	2022
Net asset value, beginning of year	$9.75	$9.49	$9.60	$10.01	$11.17
Income (loss) from operations:
Net investment income	0.35	0.35	0.33	0.28	0.16
Net realized and unrealized gain (loss)	0.05	0.25	(0.12)	(0.43)	(1.11)
Total income (loss) from operations	0.40	0.60	0.21	(0.15)	(0.95)
Less distributions from:
Net investment income	(0.37)	(0.34)	(0.32)	(0.26)	(0.17)
Net realized gains	—	—	—	—	(0.04)
Total distributions	(0.37)	(0.34)	(0.32)	(0.26)	(0.21)
Net asset value, end of year	$9.78	$9.75	$9.49	$9.60	$10.01
Total return[2]	4.01%	6.43%	2.26%	(1.46)%	(8.64)%
Net assets, end of year (000s)	$46,100	$41,603	$24,802	$9,201	$1,813
Ratios to average net assets:
Gross expenses	0.86%	0.79%	0.75%	0.76%	0.81%
Net expenses[3,4]	0.75	0.76	0.75	0.75	0.81
Net investment income	3.52	3.61	3.50	2.94	1.51
Portfolio turnover rate[5]	39%	62%	53%	58%	46%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
[5]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years presented would have been 38%, 47%, 40%, 48% and 46%.

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2026 Annual Report

For a share of each class of capital stock outstanding throughout each year ended May 31:
Class C Shares[1]	2026	2025	2024	2023	2022
Net asset value, beginning of year	$9.76	$9.50	$9.61	$10.03	$11.19
Income (loss) from operations:
Net investment income	0.27	0.28	0.26	0.19	0.09
Net realized and unrealized gain (loss)	0.05	0.25	(0.12)	(0.42)	(1.12)
Total income (loss) from operations	0.32	0.53	0.14	(0.23)	(1.03)
Less distributions from:
Net investment income	(0.29)	(0.27)	(0.25)	(0.19)	(0.09)
Net realized gains	—	—	—	—	(0.04)
Total distributions	(0.29)	(0.27)	(0.25)	(0.19)	(0.13)
Net asset value, end of year	$9.79	$9.76	$9.50	$9.61	$10.03
Total return[2]	3.22%	5.62%	1.46%	(2.30)%	(9.28)%
Net assets, end of year (000s)	$2,207	$2,482	$2,030	$1,526	$1,257
Ratios to average net assets:
Gross expenses	1.63%	1.56%	1.54%	1.55%	1.54%
Net expenses[3,4]	1.52	1.52	1.54	1.55	1.54
Net investment income	2.75	2.84	2.70	2.00	0.79
Portfolio turnover rate[5]	39%	62%	53%	58%	46%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
[5]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years presented would have been 38%, 47%, 40%, 48% and 46%.

See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2026 Annual Report

Financial Highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31:
Class R Shares[1]	2026	2025	2024	2023	2022
Net asset value, beginning of year	$9.75	$9.49	$9.60	$10.02	$11.18
Income (loss) from operations:
Net investment income	0.31	0.31	0.29	0.23	0.13
Net realized and unrealized gain (loss)	0.05	0.25	(0.12)	(0.42)	(1.12)
Total income (loss) from operations	0.36	0.56	0.17	(0.19)	(0.99)
Less distributions from:
Net investment income	(0.33)	(0.30)	(0.28)	(0.23)	(0.13)
Net realized gains	—	—	—	—	(0.04)
Total distributions	(0.33)	(0.30)	(0.28)	(0.23)	(0.17)
Net asset value, end of year	$9.78	$9.75	$9.49	$9.60	$10.02
Total return[2]	3.72%	6.02%	1.85%	(1.92)%	(8.94)%
Net assets, end of year (000s)	$1,778	$1,401	$510	$458	$708
Ratios to average net assets:
Gross expenses	1.25%	1.20%	1.16%	1.21%	1.25%
Net expenses[3,4]	1.14	1.14	1.15	1.15	1.15
Net investment income	3.13	3.24	3.08	2.34	1.19
Portfolio turnover rate[5]	39%	62%	53%	58%	46%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
[5]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years presented would have been 38%, 47%, 40%, 48% and 46%.

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2026 Annual Report

For a share of each class of capital stock outstanding throughout each year ended May 31:
Class I Shares[1]	2026	2025	2024	2023	2022
Net asset value, beginning of year	$9.75	$9.49	$9.59	$10.01	$11.17
Income (loss) from operations:
Net investment income	0.37	0.36	0.35	0.29	0.19
Net realized and unrealized gain (loss)	0.04	0.27	(0.11)	(0.43)	(1.11)
Total income (loss) from operations	0.41	0.63	0.24	(0.14)	(0.92)
Less distributions from:
Net investment income	(0.39)	(0.37)	(0.34)	(0.28)	(0.20)
Net realized gains	—	—	—	—	(0.04)
Total distributions	(0.39)	(0.37)	(0.34)	(0.28)	(0.24)
Net asset value, end of year	$9.77	$9.75	$9.49	$9.59	$10.01
Total return[2]	4.24%	6.69%	2.56%	(1.32)%	(8.40)%
Net assets, end of year (000s)	$59,743	$70,429	$284,543	$353,872	$383,565
Ratios to average net assets:
Gross expenses	0.65%	0.58%	0.56%	0.55%	0.56%
Net expenses[3,4]	0.54	0.55	0.56	0.55	0.56
Net investment income	3.73	3.74	3.66	2.98	1.77
Portfolio turnover rate[5]	39%	62%	53%	58%	46%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[4]	Reflects fee waivers and/or expense reimbursements.
[5]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years presented would have been 38%, 47%, 40%, 48% and 46%.

See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2026 Annual Report

Financial Highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31:
Class IS Shares[1]	2026	2025	2024	2023	2022
Net asset value, beginning of year	$9.75	$9.49	$9.60	$10.02	$11.18
Income (loss) from operations:
Net investment income	0.38	0.38	0.36	0.29	0.21
Net realized and unrealized gain (loss)	0.05	0.25	(0.12)	(0.42)	(1.12)
Total income (loss) from operations	0.43	0.63	0.24	(0.13)	(0.91)
Less distributions from:
Net investment income	(0.40)	(0.37)	(0.35)	(0.29)	(0.21)
Net realized gains	—	—	—	—	(0.04)
Total distributions	(0.40)	(0.37)	(0.35)	(0.29)	(0.25)
Net asset value, end of year	$9.78	$9.75	$9.49	$9.60	$10.02
Total return[2]	4.33%	6.75%	2.67%	(1.22)%	(8.28)%
Net assets, end of year (000s)	$49,933	$78,160	$377,231	$349,814	$519,062
Ratios to average net assets:
Gross expenses	0.55%	0.48%	0.45%	0.44%	0.44%
Net expenses[3,4]	0.44	0.45	0.44	0.44	0.44
Net investment income	3.82	3.84	3.78	3.04	1.91
Portfolio turnover rate[5]	39%	62%	53%	58%	46%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.45%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31,
2027 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
[5]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years presented would have been 38%, 47%, 40%, 48% and 46%.

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2026 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Western Asset Intermediate Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation
Western Asset Intermediate Bond Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Intermediate Bond Fund 2026 Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$59,655,048	—	$59,655,048
U.S. Government & Agency Obligations	—	55,475,593	—	55,475,593
Collateralized Mortgage Obligations	—	20,181,421	—	20,181,421
Asset-Backed Securities	—	15,634,746	—	15,634,746
Sovereign Bonds	—	3,382,177	—	3,382,177
Mortgage-Backed Securities	—	2,685,029	—	2,685,029
U.S. Treasury Inflation Protected Securities	—	1,064,675	—	1,064,675
Purchased Options	$7,319	—	—	7,319
Total Investments	$7,319	$158,078,689	—	$158,086,008
Other Financial Instruments:
Futures Contracts††	$207,509	—	—	$207,509
Centrally Cleared Interest Rate Swaps††	—	$461,791	—	461,791
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	18,580	—	18,580
Total Other Financial Instruments	$207,509	$480,371	—	$687,880
Total	$214,828	$158,559,060	—	$158,773,888
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	$52,863	—	—	$52,863
Futures Contracts††	188,829	—	—	188,829
Centrally Cleared Interest Rate Swaps††	—	$36,188	—	36,188
Total	$241,692	$36,188	—	$277,880

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Purchased options. The Fund may purchase option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the
Western Asset Intermediate Bond Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.
(c) Written options. The Fund may write option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.
The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Western Asset Intermediate Bond Fund 2026 Annual Report

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(e) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.
The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of May 31, 2026, the total notional value of all credit default swaps to sell protection was $2,808,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.
For average notional amounts of swaps held during the year ended May 31, 2026, see Note 4.
Western Asset Intermediate Bond Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
Credit default swaps
The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap, provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Western Asset Intermediate Bond Fund 2026 Annual Report

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
Interest rate swaps
The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.
The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
(f) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.
The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.
(g) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and
Western Asset Intermediate Bond Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(h) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(i) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.
The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.
The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
(j) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
(k) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and

Western Asset Intermediate Bond Fund 2026 Annual Report

emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(l) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(m) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual
Western Asset Intermediate Bond Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of May 31, 2026, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
(n) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any

Western Asset Intermediate Bond Fund 2026 Annual Report

additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(o) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(p) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(q) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of May 31, 2026, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
(r) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

	Total Distributable Earnings (Loss)	Paid-in Capital
(a)	$(2,149,849)	$2,149,849
(a)
Reclassifications are due to distributions paid in connection with the redemption of Fund shares.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) and Western Asset Management Company Limited (“Western Asset London”) are the Fund’s subadvisers. FTFA, Western Asset and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
FTFA provides the Fund with management and administrative services for which the Fund pays a fee calculated daily and paid monthly, at an annual rate of 0.40% of the Fund’s average daily net assets. For their services, FTFA pays Western Asset and Western Asset London monthly all of the management fee that it receives from the Fund.
Western Asset Intermediate Bond Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class R and Class IS shares did not exceed 0.90%, 1.65%, 1.15% and 0.45%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board’s consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the year ended May 31, 2026, fees waived and/or expenses reimbursed amounted to $192,061, which included an affiliated money market fund waiver of $17,491.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at May 31, 2026, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class C	Class R	Class I	Class IS
Expires May 31, 2027	$11,225	$732	$418	$46,932	$65,166
Expires May 31, 2028	43,557	2,222	1,625	65,222	61,944
Total fee waivers/expense reimbursements subject to recapture	$54,782	$2,954	$2,043	$112,154	$127,110
For the year ended May 31, 2026, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the year ended

Western Asset Intermediate Bond Fund 2026 Annual Report

May 31, 2026, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $9,429 was earned by Investor Services.
There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.
For the year ended May 31, 2026, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$1,591	—
CDSCs	2,128	$115
All officers and one Director of the Corporation are employees of Franklin Resources or its affiliates and do not receive compensation from the Corporation.
3. Investments
During the year ended May 31, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$37,131,978	$26,997,466
Sales	38,932,824	42,457,097
At May 31, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$161,241,122	$918,363	$(4,073,477)	$(3,155,114)
Written options	(40,451)	19,122	(31,534)	(12,412)
Futures contracts	—	207,509	(188,829)	18,680
Swap contracts	85,301	480,371	(36,188)	444,183
Western Asset Intermediate Bond Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at May 31, 2026.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Purchased options[2]	$7,319	—	$7,319
Futures contracts[3]	207,509	—	207,509
Centrally cleared swap contracts[4]	461,791	$18,580	480,371
Total	$676,619	$18,580	$695,199

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Written options	$52,863
Futures contracts[3]	188,829
Centrally cleared swap contracts[4]	36,188
Total	$277,880

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.
[3]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

[4]
Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the
Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the
Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended May 31, 2026. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(1,435,094)	—	$(1,435,094)
Futures contracts	343,542	—	343,542
Written options	872,009	—	872,009
Swap contracts	126,481	$196,966	323,447
Total	$(93,062)	$196,966	$103,904

Western Asset Intermediate Bond Fund 2026 Annual Report

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(8,539)	—	$(8,539)
Futures contracts	(272,484)	—	(272,484)
Written options	(76,050)	—	(76,050)
Swap contracts	309,030	$(3,950)	305,080
Total	$(48,043)	$(3,950)	$(51,993)

[1]
The change in net unrealized appreciation (depreciation) from purchased options is reported in the Change in Net
Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of
Operations.

During the year ended May 31, 2026, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Purchased options	$141,482
Written options	112,232
Futures contracts (to buy)	99,339,465
Futures contracts (to sell)	24,465,317
Average Notional Balance**
Interest rate swap contracts	$38,141,231
Credit default swap contracts (sell protection)	15,371,077

*	Based on the average of the market values at each month-end during the period.
**	Based on the average of the notional amounts at each month-end during the period.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class R shares calculated at the annual rate of 0.25%, 1.00% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
Western Asset Intermediate Bond Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
For the year ended May 31, 2026, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$113,860	$27,511
Class C	23,229	1,807
Class R	8,109	3,272
Class I	—	66,820
Class IS	—	2,760
Total	$145,198	$102,170
For the year ended May 31, 2026, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$47,867
Class C	2,445
Class R	1,776
Class I	71,923
Class IS	68,050
Total	$192,061
6. Distributions to shareholders by class

	Year Ended May 31, 2026	Year Ended May 31, 2025
Net Investment Income:
Class A	$1,701,676	$1,238,369
Class C	68,429	63,051
Class R	54,502	25,455
Class I	2,679,279	5,249,141
Class IS	2,463,799	7,223,732
Total	$6,967,685	$13,799,748
7. Capital shares
At May 31, 2026, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Year Ended May 31, 2026		Year Ended May 31, 2025
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,125,291	$11,108,650	2,342,812	$22,695,587
Shares issued on reinvestment	172,030	1,696,334	126,564	1,228,528
Shares repurchased	(847,678)	(8,348,300)	(815,749)	(7,894,627)
Net increase	449,643	$4,456,684	1,653,627	$16,029,488

Western Asset Intermediate Bond Fund 2026 Annual Report

	Year Ended May 31, 2026		Year Ended May 31, 2025
	Shares	Amount	Shares	Amount
Class C
Shares sold	62,755	$619,124	117,385	$1,139,820
Shares issued on reinvestment	6,817	67,278	6,387	62,079
Shares repurchased	(98,348)	(972,453)	(83,073)	(807,284)
Net increase (decrease)	(28,776)	$(286,051)	40,699	$394,615
Class R
Shares sold	44,909	$444,035	103,142	$995,367
Shares issued on reinvestment	5,527	54,502	2,570	24,980
Shares repurchased	(12,164)	(119,460)	(15,774)	(153,029)
Net increase	38,272	$379,077	89,938	$867,318
Class I
Shares sold	1,781,277	$17,538,932	5,084,508	$49,147,541
Shares issued on reinvestment	270,656	2,668,299	538,479	5,219,958
Shares repurchased	(3,163,052)	(31,140,326)	(28,386,378)	(276,665,044)
Net decrease	(1,111,119)	$(10,933,095)	(22,763,391)	$(222,297,545)
Class IS
Shares sold	1,902,822	$18,754,580	2,396,905	$23,224,267
Shares issued on reinvestment	230,792	2,276,463	648,464	6,294,209
Shares repurchased	(5,039,529)	(49,884,482)	(34,763,888)	(338,522,372)
Net decrease	(2,905,915)	$(28,853,439)	(31,718,519)	$(309,003,896)
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the year ended May 31, 2026. The following transactions were effected in such company for the year ended May 31, 2026.

	Affiliate Value at May 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$17,152,718	$75,712,312	75,712,312	$92,865,030	92,865,030
Western Asset Intermediate Bond Fund 2026 Annual Report

Notes to Financial Statements (cont’d)

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at May 31, 2026
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$603,801	—	—
9. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 29, 2027.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the year ended May 31, 2026.
10. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended May 31, was as follows:

	2026	2025
Distributions paid from:
Ordinary income	$6,967,685	$13,799,748
As of May 31, 2026, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed ordinary income — net	$4,632,661
Deferred capital losses*	(117,873,648)
Other book/tax temporary differences(a)	43,075
Unrealized appreciation (depreciation)(b)	(2,704,662)
Total distributable earnings (loss) — net	$(115,902,574)

Western Asset Intermediate Bond Fund 2026 Annual Report

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)	Other book/tax temporary differences are attributable to derivative financial instruments and distributions payable.
(b)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to wash sales and tax straddles.
11. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
Western Asset Intermediate Bond Fund 2026 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Western Asset Funds, Inc. and Shareholders of Western Asset Intermediate Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Western Asset Intermediate Bond Fund (one of the funds constituting Western Asset Funds, Inc., referred to hereafter as the “Fund”) as of May 31, 2026, the related statement of operations for the year ended May 31, 2026, the statement of changes in net assets for each of the two years in the period ended May 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2026 and the financial highlights for each of the five years in the period ended May 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 22, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Western Asset Intermediate Bond Fund 2026 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended May 31, 2026:

	Pursuant to:	Amount Reported
Qualified Net Interest Income (QII)	§871(k)(1)(C)	$5,084,515
Section 163(j) Interest Earned	§163(j)	$6,010,079
Interest Earned from Federal Obligations	Note (1)	$2,764,712
Note (1) - The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Western Asset Intermediate Bond Fund

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.

Western Asset Intermediate Bond Fund

Board Approval of Management and
Subadvisory Agreements (unaudited)
The Executive and Contracts Committee of the Board of Directors (the “Executive and Contracts Committee”) considered the Investment Management Agreement between the Corporation and Franklin Templeton Fund Adviser, LLC (“FTFA”) with respect to the Fund and the following subadvisory agreements with respect to the Fund (collectively, the “Agreements”) (i) a subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset”) with respect to the Fund, and (ii) a subadvisory agreement between FTFA and Western Asset Management Company Limited (“WAML” or the “Non-U.S. Subadviser,” and together with Western Asset, the “Subadvisers,” and together with FTFA, the “Advisers”) with respect to the Fund at a meeting held on April 22, 2026. At an in-person meeting held on May 19, 2026, the Executive and Contracts Committee reported to the full Board of Directors their considerations and recommendation with respect to the Agreements, and the Board of Directors, including a majority of the Independent Directors, considered and approved renewal of the Agreements.
The Directors noted that although Western Asset’s business is operated through separate legal entities, such as the Non-U.S. Subadviser, senior investment personnel at Western Asset have supervisory oversight responsibility over the investment decisions made by the Non-U.S. Subadviser. Therefore, in connection with their deliberations noted below, the Directors primarily focused on the information provided by Western Asset when considering the approval of the Agreement between FTFA and the Non-U.S. Subadviser.
In arriving at their decision to approve the renewal of the Agreements, the Directors met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Directors; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Directors at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.
Western Asset Intermediate Bond Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
As part of their review, the Directors examined FTFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadvisers’ ability to provide high quality investment management services to the Fund. The Directors considered the experience of FTFA’s personnel in providing the types of services that FTFA is responsible for providing to the Fund; the ability of FTFA to attract and retain capable personnel; and the capability and integrity of FTFA’s senior management and staff. The Directors also considered the investment philosophy and research and decision-making processes of the Subadvisers; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadvisers to attract and retain capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as FTFA’s and each Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Directors reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Directors concluded that the Subadvisers’ investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.
The Board reviewed the qualifications, backgrounds and responsibilities of FTFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of FTFA and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.
In reviewing the quality of the services provided to the Fund, the Directors also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3-, 5- and 10-year periods ended December 31, 2025. The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as retail and institutional core plus bond funds by Broadridge, showed, among other data, that the Fund’s performance for the 5-year period ended December 31, 2025 was above the median, that the Fund’s performance for the 3- and 10-year periods ended December 31, 2025 was approximately equal to the median, and that the Fund’s performance for the 1-year period ended December 31, 2025 was below the median. The Board noted that the Fund’s performance exceeded the performance of its benchmark index for the 1-, 3- and 10-year periods ended December 31, 2025 and trailed that of its benchmark index for the 5-year

Western Asset Intermediate Bond Fund

period ended December 31, 2025. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe.
The Directors also considered the management fee payable by the Fund to FTFA, total expenses payable by the Fund and the fee that FTFA pays to the Subadvisers. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Directors also noted that the Fund does not pay any management fees directly to any of the Subadvisers because FTFA pays the Subadvisers for services provided to the Fund out of the management fee FTFA receives from the Fund. The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its peer group, consisting of a group of institutional core plus bond funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee was below the median and that the Fund’s Actual Management Fee was above the median. The Board noted that the Fund’s actual total expense ratio was above the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2027.
The Directors further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Directors noted that Western Asset does not have soft dollar arrangements.
Finally, the Directors considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board noted that the Fund’s Contractual Management Fee was below the median and that the Fund’s Actual Management Fee was above the median of the peer group. The Board also noted the size of the Fund.
In their deliberations with respect to these matters, the Independent Directors were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Directors weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Directors, including the Independent Directors, did not identify any single matter as all-important or controlling, and each Director may have
Western Asset Intermediate Bond Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Directors judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.
Based upon their review, the Directors, including all of the Independent Directors, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.

Western Asset Intermediate Bond Fund

Western Asset
Intermediate Bond Fund
Directors
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadvisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Intermediate Bond Fund
The Fund is a separate investment series of Western Asset Funds, Inc.
Western Asset Intermediate Bond Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Intermediate Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

90089-AFSOI 7/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	July 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	July 29, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	July 29, 2026